Income Taxes	12 Months Ended
Jul. 31, 2014
INCOME TAXES [Abstract]
INCOME TAXES

Note 8. Income Taxes

There is no current or deferred income tax expense or benefit for the period ended July 31, 2014.

The provision for income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The items causing this difference for the periods ended July 31, 2014 and 2013 are as follows.

	July 31, 2014	July 31, 2013
Tax benefit at U.S. statutory rate	$466,602	$175,906
Permanent difference - beneficial conversion features	(380,452)	(56,805)
Valuation allowance	(86,150)	(119,101)
	$—	$—

The Company has net operating loss carryforwards of approximately $655,052.